OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance costs (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫) [1]	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Contractual coupons on loans and borrowings				₫ 8,958,420	$ 375,363,278	₫ 5,883,067	₫ 3,442,117
Change in amortized costs of financial instruments measured at amortized cost	₫ 1,427,480	$ 58,840,890	₫ 1,763,620	2,833,459	118,723,665	1,999,914	1,156,118
Others				341,521	14,309,939	76,859
Total	₫ 8,679,315	$ 357,762,366	₫ 6,103,263	₫ 12,133,400	$ 508,396,883	₫ 7,959,840	₫ 4,598,235

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).